Stockholders' Deficiency (Details 1)			12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Jul. 31, 2012 Warrant Expiration Date 9 March 2013 [Member]	Jul. 31, 2012 Warrant Expiration Date 26 March 2013 [Member]	Jul. 31, 2012 Warrant Expiration Date 15 December 2014 [Member]	Jul. 31, 2012 Warrant Expiration Date 4 February 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 9 February 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 7 March 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 15 March 2015 [Member]	Jul. 31, 2012 Warrant Expiration Date 16 January 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 31 March 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 11 July 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 30 September 2016 [Member]	Jul. 31, 2012 Warrant Expiration Date 1 February 2017 [Member]
Number of Shares To be Purchased	235,430,074	74,264,078	50,000	125,000	8,844,926	3,572,971	300,000	200,000	6,022,651	4,000,000	29,027,322	3,333,331	5,454,544	13,333,333
Warrant Exercise Price per Share	0.08		0.94	3.75	0.76	0.79	0.39	1.25	1	0.15	0.15	0.15	0.15	0.15
Warrant Expiration Date			Mar. 09, 2013	Mar. 26, 2013	Dec. 15, 2014	Feb. 04, 2015	Feb. 09, 2015	Mar. 07, 2015	Mar. 15, 2015	Jan. 16, 2016	Mar. 31, 2016	Jul. 11, 2016	Sep. 30, 2016	Feb. 01, 2017